S000060155 [Member] Annual Fund Operating Expenses - Alternative Strategies Fund - Alternative Strategies Fund	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	1.23%	[2]
Expenses (as a percentage of Assets)	2.61%	[1]
Fee Waiver or Reimbursement	(1.00%)	[1]
Net Expenses (as a percentage of Assets)	1.61%	[1]

[1]	CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. Because the Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. In addition, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Fund’s total annual operating expenses, (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.70%. These contractual arrangements shall remain in effect for at least one year from the date of this prospectus or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.
[2]	The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended August 31, 2025. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the Information presented in the table will differ from that presented in the Financial Highlights.